Nota 21 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale Changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		€ 23,853	€ 3,603
Changes Impairment Abstract
Cost At The End		2,001	23,853	€ 3,603
Foreclosures [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		6,047	4,057	3,775
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		637	791	582
Contributions From Merger Transactions Cost		0	0	0
Retirements (Sales And Other Decrease) Cost		(4,354)	(1,037)	(779)
Transfers Other Movements And Exchange Differences Cost		(195)	2,236	480
Cost At The End		2,135	6,047	4,057
Foreclosures [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		1,102	1,237	994
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		195	143	129
Contributions From Merger Transactions Cost		0	0	0
Retirements (Sales And Other Decrease) Cost		(793)	(272)	(153)
Transfers Other Movements And Exchange Differences Cost		(22)	(6)	268
Cost At The End		482	1,102	1,237
Foreclosures [Member] | Net Non Current Assets as Held for Sale [Member]
Changes Impairment Abstract
Total non current assets or disposal groups classified as held for sale		1,653	4,945	2,820
Recoveries From Financial Leases [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		160	168	216
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		55	45	57
Contributions From Merger Transactions Cost		0	0	0
Retirements (Sales And Other Decrease) Cost		(135)	(49)	(77)
Transfers Other Movements And Exchange Differences Cost		(4)	(4)	(28)
Cost At The End		76	160	168
Recoveries From Financial Leases [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		52	47	52
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		11	14	3
Contributions From Merger Transactions Cost		0	0	0
Retirements (Sales And Other Decrease) Cost		(37)	(7)	(6)
Transfers Other Movements And Exchange Differences Cost		(4)	(2)	(2)
Cost At The End		22	52	47
Recoveries From Financial Leases [Member] | Net Non Current Assets as Held for Sale [Member]
Changes Impairment Abstract
Total non current assets or disposal groups classified as held for sale		54	108	121
For own use [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	[1]	371	1,065	626
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	[1]	4	1	23
Contributions From Merger Transactions Cost	[1]	0	0	0
Retirements (Sales And Other Decrease) Cost	[1]	(227)	(131)	(170)
Transfers Other Movements And Exchange Differences Cost	[1]	241	(564)	586
Cost At The End	[1]	389	371	1,065
For own use [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	[1]	194	443	240
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	[1]	2	1	5
Contributions From Merger Transactions Cost	[1]	0	0	0
Retirements (Sales And Other Decrease) Cost	[1]	(101)	(42)	(33)
Transfers Other Movements And Exchange Differences Cost	[1]	29	(208)	232
Cost At The End	[1]	124	194	443
For own use [Member] | Net Non Current Assets as Held for Sale [Member]
Changes Impairment Abstract
Total non current assets or disposal groups classified as held for sale		265	177	621
Other Assets [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	[2]	18,623	40	37
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	[2]	0	0	0
Contributions From Merger Transactions Cost	[2]	0	0	0
Retirements (Sales And Other Decrease) Cost	[2]	(18,594)	0	3
Transfers Other Movements And Exchange Differences Cost	[2]	0	18,583	0
Cost At The End	[2]	29	18,623	40
Other Assets [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	[2]	0	0	0
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	[2]	0	0	0
Contributions From Merger Transactions Cost	[2]	0	0	0
Retirements (Sales And Other Decrease) Cost	[2]	0	0	0
Transfers Other Movements And Exchange Differences Cost	[2]	0	0	0
Cost At The End	[2]	0	0	0
Other Assets [Member] | Net Non Current Assets as Held for Sale [Member]
Changes Impairment Abstract
Total non current assets or disposal groups classified as held for sale		29	18,623	40
Total [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		25,201	5,330	4,654
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		696	837	662
Contributions From Merger Transactions Cost		0	0	0
Retirements (Sales And Other Decrease) Cost		(23,310)	(1,217)	(1,023)
Transfers Other Movements And Exchange Differences Cost		42	20,251	1,037
Cost At The End		2,629	25,201	5,330
Total [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		1,348	1,727	1,285
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		208	158	136
Contributions From Merger Transactions Cost		0	0	0
Retirements (Sales And Other Decrease) Cost		(931)	(321)	(192)
Transfers Other Movements And Exchange Differences Cost		3	(216)	499
Cost At The End		628	1,348	1,727
Total [Member] | Net Non Current Assets as Held for Sale [Member]
Changes Impairment Abstract
Total non current assets or disposal groups classified as held for sale		€ 2,001	€ 23,853	€ 3,603

[1]	(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale .
[2]	(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3) .